Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
Honda has established a management system and standards for information system security in order to minimize the negative impact on its business and business results from the occurrence of cybersecurity incidents. Based on these standards, we have implemented security measures in both hardware and software aspects to strengthen the security of our information systems. To address security, including product security, we have established a cross-functional system across business and manufacturing systems, software, quality, and other areas.

We develop rules and
procedures
based on laws and regulations, formulate response flows, verify and implement measures for improvement through cybersecurity exercises, and develop human resources, among other things. We also utilize solutions for managing cybersecurity information and monitoring malicious activities to monitor and analyze cybersecurity threats and vulnerabilities, and in the event of a security incident related to a cyberattack with a significant impact on Honda, we establish a Global Emergency Headquarters under the supervision and monitoring of the Risk Management Officer, and the supervisory
division in charge of risks from cybersecurity threats plays a central role in quickly ascertaining the actual situation and taking measures to minimize the impacts of cybersecurity incidents from a company-wide perspective.
When implementing third-party packaged software and cloud services, we make decisions based on risk assessments following established security standards and conduct annual checks after implementation. In response to cyberattacks on production facilities and suppliers, we verify the status of security measures at both domestic and overseas production facilities and suppliers. Based on the results of these verifications, we take measures to strengthen security, such as supporting the introduction of solutions for managing cybersecurity incident information, and monitoring malicious activities. For such activities to strengthen security, we have concluded outsourcing agreements with security consulting companies and external specialists to receive support.
With regard to personal information protection regulations and cybersecurity-related laws and regulations in various countries, in addition to current regulations, we collect and monitor information on regulatory trends that are expected to be enforced in the future.
These comprehensive cybersecurity response processes are incorporated into Honda’s comprehensive risk management system and will be discussed in detail in the following “Governance” section.
For a description of information security-related risks, including risks from cybersecurity threats, identified by Honda as of the filing date of this Annual Report, please refer to Item 3. “Key Information—D. Risk Factors—Information Security Risks”.
Honda has been targeted by cyberattacks in the past; however, no risks from cybersecurity threats have been identified that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition, over the past three fiscal years, including the fiscal year that is the subject of this annual report.
Governance
Based on the resolution of the Board of Directors, the Board of Directors has appointed the Senior Managing Executive Officer and Chief Officer for Automobile Operations as the Risk Management Officer*, who monitors and supervises the response status of significant risks, including risks from cybersecurity threats.
The Risk Management Committee, chaired by the Risk Management Officer, has been established to deliberate on important matters related to risk management, including risk from cybersecurity threats. Honda has established the
Honda
Global Risk Management Policy, which stipulates the Company’s basic policy for risk management, the collection
of risk information, and the response system in the event of risk occurrence.
In accordance with the aforementioned Policy, Honda has designated its cybersecurity supervisory divisions to conduct risk assessments and report the status of cybersecurity risk responses to the Risk Management Officer through the Risk Management Committee. The designated cybersecurity supervisory divisions consists of members with practical experience in various roles related to information technology, including security,

*
After the ordinary
general
meeting of shareholders to be held on June 19, 2025 and the resolution of the Board of Directors following such meeting, the position will become Director,
Senior
Managing Executive Officer and Chief Officer for Automobile Operations.

auditing, and systems are established in both the Quality Innovation Operations and Corporate Administration Operations divisions. The Risk Management Officer, who has knowledge and experience in overall risk management, receives technical support from the cybersecurity risk supervisory divisions, and monitors and supervises the responses to risks from cybersecurity threats.
In the event of a material cybersecurity incident, the cybersecurity risk supervisory divisions are to immediately report it to the Risk Management Officer through the Risk Management Committee. Upon receiving the report, the Risk Management Officer is to establish a Global Emergency Headquarters, which coordinate with relevant organizations affected by the incident in order to prevent and contain the crisis. Such response status is reported to the Board of Directors and the Executive Council as necessary based on the judgment of the Risk Management Officer.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Honda has established a management system and standards for information system security in order to minimize the negative impact on its business and business results from the occurrence of cybersecurity incidents. Based on these standards, we have implemented security measures in both hardware and software aspects to strengthen the security of our information systems. To address security, including product security, we have established a cross-functional system across business and manufacturing systems, software, quality, and other areas.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
Honda has been targeted by cyberattacks in the past; however, no risks from cybersecurity threats have been identified that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition, over the past three fiscal years, including the fiscal year that is the subject of this annual report.

Cybersecurity Risk Board of Directors Oversight [Text Block]
Based on the resolution of the Board of Directors, the Board of Directors has appointed the Senior Managing Executive Officer and Chief Officer for Automobile Operations as the Risk Management Officer*, who monitors and supervises the response status of significant risks, including risks from cybersecurity threats.
The Risk Management Committee, chaired by the Risk Management Officer, has been established to deliberate on important matters related to risk management, including risk from cybersecurity threats. Honda has established the
Honda
Global Risk Management Policy, which stipulates the Company’s basic policy for risk management, the collection
of risk information, and the response system in the event of risk occurrence.
In accordance with the aforementioned Policy, Honda has designated its cybersecurity supervisory divisions to conduct risk assessments and report the status of cybersecurity risk responses to the Risk Management Officer through the Risk Management Committee. The designated cybersecurity supervisory divisions consists of members with practical experience in various roles related to information technology, including security,

*
After the ordinary
general
meeting of shareholders to be held on June 19, 2025 and the resolution of the Board of Directors following such meeting, the position will become Director,
Senior
Managing Executive Officer and Chief Officer for Automobile Operations.

auditing, and systems are established in both the Quality Innovation Operations and Corporate Administration Operations divisions. The Risk Management Officer, who has knowledge and experience in overall risk management, receives technical support from the cybersecurity risk supervisory divisions, and monitors and supervises the responses to risks from cybersecurity threats.
In the event of a material cybersecurity incident, the cybersecurity risk supervisory divisions are to immediately report it to the Risk Management Officer through the Risk Management Committee. Upon receiving the report, the Risk Management Officer is to establish a Global Emergency Headquarters, which coordinate with relevant organizations affected by the incident in order to prevent and contain the crisis. Such response status is reported to the Board of Directors and the Executive Council as necessary based on the judgment of the Risk Management Officer.

Cybersecurity Risk Role of Management [Text Block]
In accordance with the aforementioned Policy, Honda has designated its cybersecurity supervisory divisions to conduct risk assessments and report the status of cybersecurity risk responses to the Risk Management Officer through the Risk Management Committee. The designated cybersecurity supervisory divisions consists of members with practical experience in various roles related to information technology, including security, auditing, and systems are established in both the Quality Innovation Operations and Corporate Administration Operations divisions. The Risk Management Officer, who has knowledge and experience in overall risk management, receives technical support from the cybersecurity risk supervisory divisions, and monitors and supervises the responses to risks from cybersecurity threats.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
In accordance with the aforementioned Policy, Honda has designated its cybersecurity supervisory divisions to conduct risk assessments and report the status of cybersecurity risk responses to the Risk Management Officer through the Risk Management Committee. The designated cybersecurity supervisory divisions consists of members with practical experience in various roles related to information technology, including security, auditing, and systems are established in both the Quality Innovation Operations and Corporate Administration Operations divisions. The Risk Management Officer, who has knowledge and experience in overall risk management, receives technical support from the cybersecurity risk supervisory divisions, and monitors and supervises the responses to risks from cybersecurity threats.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
We develop rules and
procedures
based on laws and regulations, formulate response flows, verify and implement measures for improvement through cybersecurity exercises, and develop human resources, among other things. We also utilize solutions for managing cybersecurity information and monitoring malicious activities to monitor and analyze cybersecurity threats and vulnerabilities, and in the event of a security incident related to a cyberattack with a significant impact on Honda, we establish a Global Emergency Headquarters under the supervision and monitoring of the Risk Management Officer, and the supervisory
division in charge of risks from cybersecurity threats plays a central role in quickly ascertaining the actual situation and taking measures to minimize the impacts of cybersecurity incidents from a company-wide perspective.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	the cybersecurity risk supervisory divisions are to immediately report it to the Risk Management Officer through the Risk Management Committee. Upon receiving the report, the Risk Management Officer is to establish a Global Emergency Headquarters, which coordinate with relevant organizations affected by the incident in order to prevent and contain the crisis. Such response status is reported to the Board of Directors and the Executive Council as necessary based on the judgment of the Risk Management Officer.